NATIONWIDE®

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB–VLG–12/05

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 2,387 shares (cost $29,029)	$29,532

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 187 shares (cost $4,501)	4,621

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 123 shares (cost $1,920)	1,973

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 1,542 shares (cost $18,199)	18,045

American Century VP – Ultra® Fund – Class I (ACVPUltra) 2,686 shares (cost $27,224)	27,881

American Century VP – Value Fund – Class I (ACVPVal) 3,450 shares (cost $27,454)	28,287

American Century VP – VistaSM Fund – Class I (ACVPVista) 731 shares (cost $10,337)	10,589

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 256 shares (cost $2,618)	2,626

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 1,220 shares (cost $20,310)	20,334

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,694 shares (cost $52,955)	53,900

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 274 shares (cost $10,158)	10,161

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 479 shares (cost $5,394)	5,415

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 1,126 shares (cost $27,470)	28,597

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 263 shares (cost $8,705)	8,841

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 3,058 shares (cost $56,875)	62,699

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 3,942 shares (cost $117,364)	121,940

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 3,610 shares (cost $45,593)	45,771

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 1,757 shares (cost $58,199)	61,414

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 31 shares (cost $422)	440

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 332 shares (cost $6,304)	6,263

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 11,051 shares (cost $114,618)	124,546

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 1,127 shares (cost $19,576)	20,410

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 1,147 shares (cost $19,201)	$19,527

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 428 shares (cost $6,029)	6,065

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 1,892 shares (cost $18,963)	20,621

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,731 shares (cost $41,037)	42,599

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 1,520 shares (cost $27,240)	26,382

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 1,636 shares (cost $19,066)	18,879

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 557 shares (cost $14,480)	15,118

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 504,985 shares (cost $504,985)	504,985

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 724 shares (cost $8,208)	8,578

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 1,364 shares (cost $21,277)	21,681

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 2,498 shares (cost $31,755)	28,806

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 312 shares (cost $7,591)	7,100

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 113 shares (cost $1,336)	1,217

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 5,585 shares (cost $54,653)	54,570

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 4,069 shares (cost $47,360)	46,911

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 3,428 shares (cost $53,938)	56,766

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 519 shares (cost $6,886)	6,792

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 961 shares (cost $7,576)	7,457

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 770 shares (cost $8,571)	7,980

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 3,156 shares (cost $11,983)	12,245

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 341 shares (cost $4,143)	4,084

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 134 shares (cost $1,392)	1,371

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 3,364 shares (cost $38,065)	38,348

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 3,711 shares (cost $43,931)	43,937

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 204 shares (cost $2,224)	2,227

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT- G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 27 shares (cost $265)	$268

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 540 shares (cost $6,746)	6,765

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 1,424 shares (cost $15,675)	16,637

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 31 shares (cost $518)	521

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 972 shares (cost $12,282)	12,291

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes) 816 shares (cost $11,491)	12,169

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 1,664 shares (cost $22,876)	23,563

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 637 shares (cost $24,089)	24,556

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 523 shares (cost $4,399)	4,414

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 2,189 shares (cost $46,631)	47,696

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 297 shares (cost $4,932)	5,105

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 1,050 shares (cost $34,149)	35,213

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 1,845 shares (cost $17,145)	17,597

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 388 shares (cost $8,666)	8,437

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 443 shares (cost $5,214)	5,107

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 1,373 shares (cost $30,941)	31,694

Total Investments	1,950,564

Accounts Receivable	667

Total Assets	1,951,231

Accounts Payable	–

Contract Owners Equity (note 7)	$1,951,231

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$6,252	22	2	–	138	–	–	–

Net investment income (loss)	6,252	22	2	–	138	–	–	–

Proceeds from mutual fund shares sold	987,001	681	203	305	1,310	881	705	230
Cost of mutual fund shares sold	(984,920)	(676)	(194)	(297)	(1,322)	(853)	(701)	(223)

Realized gain (loss) on investments	2,081	5	9	8	(12)	28	4	7
Change in unrealized gain (loss) on investments	37,466	503	121	53	(153)	657	833	253

Net gain (loss) on investments	39,547	508	130	61	(165)	685	837	260

Reinvested capital gains	9,644	288	–	–	386	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$55,443	818	132	61	359	685	837	260

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Reinvested dividends	$24	–	292	–	–	–	–	–

Net investment income (loss)	24	–	292	–	–	–	–	–

Proceeds from mutual fund shares sold	303	1,543	3,301	367	352	1,118	545	2,462
Cost of mutual fund shares sold	(304)	(1,472)	(3,254)	(363)	(352)	(1,103)	(522)	(2,227)

Realized gain (loss) on investments	(1)	71	47	4	–	15	23	235
Change in unrealized gain (loss) on investments	8	24	945	4	22	1,127	136	5,824

Net gain (loss) on investments	7	95	992	8	22	1,142	159	6,059

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$31	95	1,284	8	22	1,142	159	6,059

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal
Reinvested dividends	$–	–	–	–	20	656	–	–

Net investment income (loss)	–	–	–	–	20	656	–	–

Proceeds from mutual fund shares sold	1,737	1,033	836	85	451	4,441	1,013	805
Cost of mutual fund shares sold	(1,618)	(1,040)	(787)	(85)	(466)	(4,211)	(1,021)	(811)

Realized gain (loss) on investments	119	(7)	49	–	(15)	230	(8)	(6)
Change in unrealized gain (loss) on investments	4,577	179	3,215	18	(41)	9,929	835	326

Net gain (loss) on investments	4,696	172	3,264	18	(56)	10,159	827	320

Reinvested capital gains	–	–	–	–	264	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,696	172	3,264	18	228	10,815	827	320

Investment activity:	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr	GVITMyMkt	GVITNWFund
Reinvested dividends	$–	–	–	82	264	–	2,458	38

Net investment income (loss)	–	–	–	82	264	–	2,458	38

Proceeds from mutual fund shares sold	195	1,642	930	1,043	690	554	920,086	761
Cost of mutual fund shares sold	(196)	(1,513)	(865)	(993)	(701)	(526)	(920,086)	(736)

Realized gain (loss) on investments	(1)	129	65	50	(11)	28	–	25
Change in unrealized gain (loss) on investments	37	1,659	1,563	(858)	(186)	639	–	371

Net gain (loss) on investments	36	1,788	1,628	(808)	(197)	667	–	396

Reinvested capital gains	–	–	–	1,310	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$36	1,788	1,628	584	67	667	2,458	434

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Reinvested dividends	$–	18	–	–	482	258	186	2

Net investment income (loss)	–	18	–	–	482	258	186	2

Proceeds from mutual fund shares sold	378	589	1,539	43	545	951	1,113	231
Cost of mutual fund shares sold	(364)	(598)	(1,430)	(44)	(553)	(942)	(1,045)	(206)

Realized gain (loss) on investments	14	(9)	109	(1)	(8)	9	68	25
Change in unrealized gain (loss) on investments	405	(2,949)	(490)	(119)	(82)	(448)	2,828	(93)

Net gain (loss) on investments	419	(2,958)	(381)	(120)	(90)	(439)	2,896	(68)

Reinvested capital gains	–	2,592	736	112	296	1,176	4	484

Net increase (decrease) in contract owners’ equity resulting from operations	$419	(348)	355	(8)	688	995	3,086	418

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Reinvested dividends	$222	–	–	38	14	364	382	8

Net investment income (loss)	222	–	–	38	14	364	382	8

Proceeds from mutual fund shares sold	567	227	67	709	174	393	16,163	275
Cost of mutual fund shares sold	(574)	(224)	(62)	(699)	(174)	(392)	(15,903)	(271)

Realized gain (loss) on investments	(7)	3	5	10	–	1	260	4
Change in unrealized gain (loss) on investments	(119)	(590)	262	(58)	(21)	283	7	3

Net gain (loss) on investments	(126)	(587)	267	(48)	(21)	284	267	7

Reinvested capital gains	–	690	–	42	20	282	516	8

Net increase (decrease) in contract owners’ equity resulting from operations	$96	103	267	32	13	930	1,165	23

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes	NBAMTFasc	OppCapAp
Reinvested dividends	$–	–	18	–	46	–	–	–

Net investment income (loss)	–	–	18	–	46	–	–	–

Proceeds from mutual fund shares sold	89	915	762	27	195	919	491	727
Cost of mutual fund shares sold	(89)	(898)	(710)	(25)	(196)	(869)	(487)	(691)

Realized gain (loss) on investments	–	17	52	2	(1)	50	4	36
Change in unrealized gain (loss) on investments	3	20	963	4	10	679	687	468

Net gain (loss) on investments	3	37	1,015	6	9	729	691	504

Reinvested capital gains	–	–	80	–	–	26	6	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3	37	1,113	6	55	755	697	504

Investment activity:	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	TRPBluChpGrII	TRowEqInc2	VKoreFI	VKUSRealEst
Reinvested dividends	$–	–	–	–	16	48	152	2

Net investment income (loss)	–	–	–	–	16	48	152	2

Proceeds from mutual fund shares sold	272	1,551	1,844	1,606	950	914	301	866
Cost of mutual fund shares sold	(271)	(1,498)	(1,696)	(1,450)	(946)	(923)	(315)	(857)

Realized gain (loss) on investments	1	53	148	156	4	(9)	(14)	9
Change in unrealized gain (loss) on investments	16	1,066	173	1,065	453	(228)	(106)	754

Net gain (loss) on investments	17	1,119	321	1,221	457	(237)	(120)	763

Reinvested capital gains	–	–	–	–	–	290	30	6

Net increase (decrease) in contract owners’ equity resulting from operations	$17	1,119	321	1,221	473	101	62	771

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista
Net investment income (loss)	$6,252	22	2	–	138	–	–	–
Realized gain (loss) on investments	2,081	5	9	8	(12)	28	4	7
Change in unrealized gain (loss) on investments	37,466	503	121	53	(153)	657	833	253
Reinvested capital gains	9,644	288	–	–	386	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	55,443	818	132	61	359	685	837	260

Equity transactions:
Purchase payments received from contract owners (note 6)	2,058,077	6,478	3,510	746	3,572	11,360	17,532	2,956
Transfers between funds	–	23,256	1,310	1,566	15,848	17,024	11,828	7,652
Surrenders (note 6)	(1,656)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(158,546)	(988)	(326)	(400)	(1,710)	(1,156)	(1,876)	(266)
Asset charges (note 3)	(2,706)	(36)	(6)	(4)	(26)	(34)	(36)	(14)
Adjustments to maintain reserves	619	8	11	5	5	16	11	4

Net equity transactions	1,895,788	28,718	4,499	1,913	17,689	27,210	27,459	10,332

Net change in contract owners’ equity	1,951,231	29,536	4,631	1,974	18,048	27,895	28,296	10,592
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,951,231	29,536	4,631	1,974	18,048	27,895	28,296	10,592

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	302,403	2,857	448	215	1,752	2,797	2,835	949
Units redeemed	(123,457)	(99)	(30)	(37)	(158)	(115)	(181)	(25)

Ending units	178,946	2,758	418	178	1,594	2,682	2,654	924

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	ACVPInflaPro	DrySmCapIxS	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPOvSR
Net investment income (loss)	$24	–	292	–	–	–	–	–
Realized gain (loss) on investments	(1)	71	47	4	–	15	23	235
Change in unrealized gain (loss) on investments	8	24	945	4	22	1,127	136	5,824
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31	95	1,284	8	22	1,142	159	6,059

Equity transactions:
Purchase payments received from contract owners (note 6)	1,010	10,198	33,132	2,202	1,034	4,558	1,716	10,120
Transfers between funds	1,912	12,200	29,176	8,482	4,880	25,344	7,840	48,860
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(324)	(2,134)	(9,624)	(522)	(514)	(2,422)	(866)	(2,296)
Asset charges (note 3)	(4)	(26)	(70)	(8)	(8)	(26)	(10)	(46)
Adjustments to maintain reserves	16	16	8	8	11	16	14	3

Net equity transactions	2,610	20,254	52,622	10,162	5,403	27,470	8,694	56,641

Net change in contract owners’ equity	2,641	20,349	53,906	10,170	5,425	28,612	8,853	62,700
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$2,641	20,349	53,906	10,170	5,425	28,612	8,853	62,700

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	292	2,045	6,014	1,020	587	2,900	905	5,228
Units redeemed	(32)	(207)	(930)	(50)	(51)	(232)	(83)	(212)

Ending units	260	1,838	5,084	970	536	2,668	822	5,016

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPCon2	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal
Net investment income (loss)	$–	–	–	–	20	656	–	–
Realized gain (loss) on investments	119	(7)	49	–	(15)	230	(8)	(6)
Change in unrealized gain (loss) on investments	4,577	179	3,215	18	(41)	9,929	835	326
Reinvested capital gains	–	–	–	–	264	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,696	172	3,264	18	228	10,815	827	320

Equity transactions:
Purchase payments received from contract owners (note 6)	35,358	4,152	9,594	436	722	4,800	13,080	5,414
Transfers between funds	87,136	43,778	50,664	138	5,832	114,848	8,232	15,426
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,152)	(2,274)	(2,070)	(154)	(516)	(5,656)	(1,704)	(1,616)
Asset charges (note 3)	(98)	(56)	(40)	(2)	(6)	(260)	(26)	(20)
Adjustments to maintain reserves	24	13	6	16	11	13	2	24

Net equity transactions	117,268	45,613	58,154	434	6,043	113,745	19,584	19,228

Net change in contract owners’ equity	121,964	45,785	61,418	452	6,271	124,560	20,411	19,548
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$121,964	45,785	61,418	452	6,271	124,560	20,411	19,548

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	10,767	4,722	5,274	56	503	11,537	2,113	1,902
Units redeemed	(455)	(230)	(180)	(14)	(39)	(543)	(171)	(148)

Ending units	10,312	4,492	5,094	42	464	10,994	1,942	1,754

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDMidCapI	GVITGvtBd	GVITSMdCpGr	GVITMyMkt	GVITNWFund
Net investment income (loss)	$–	–	–	82	264	–	2,458	38
Realized gain (loss) on investments	(1)	129	65	50	(11)	28	–	25
Change in unrealized gain (loss) on investments	37	1,659	1,563	(858)	(186)	639	–	371
Reinvested capital gains	–	–	–	1,310	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36	1,788	1,628	584	67	667	2,458	434

Equity transactions:
Purchase payments received from contract owners (note 6)	3,750	7,034	13,338	10,350	4,100	2,382	1,666,390	1,508
Transfers between funds	2,536	13,200	29,466	16,618	15,786	13,048	(1,091,248)	7,410
Surrenders (note 6)	–	–	–	–	(36)	–	(1,576)	(44)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(254)	(1,378)	(1,776)	(1,144)	(1,012)	(958)	(70,008)	(712)
Asset charges (note 3)	(6)	(24)	(56)	(26)	(28)	(22)	(1,004)	(22)
Adjustments to maintain reserves	5	20	3	1	17	3	(29)	6

Net equity transactions	6,031	18,852	40,975	25,799	18,827	14,453	502,525	8,146

Net change in contract owners’ equity	6,067	20,640	42,603	26,383	18,894	15,120	504,983	8,580
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$6,067	20,640	42,603	26,383	18,894	15,120	504,983	8,580

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	641	1,739	3,942	2,399	1,937	1,435	164,243	859
Units redeemed	(27)	(127)	(168)	(105)	(101)	(89)	(115,057)	(69)

Ending units	614	1,612	3,774	2,294	1,836	1,346	49,186	790

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Net investment income (loss)	$–	18	–	–	482	258	186	2
Realized gain (loss) on investments	14	(9)	109	(1)	(8)	9	68	25
Change in unrealized gain (loss) on investments	405	(2,949)	(490)	(119)	(82)	(448)	2,828	(93)
Reinvested capital gains	–	2,592	736	112	296	1,176	4	484

Net increase (decrease) in contract owners’ equity resulting from operations	419	(348)	355	(8)	688	995	3,086	418

Equity transactions:
Purchase payments received from contract owners (note 6)	7,596	9,302	3,774	14	1,468	15,748	13,016	3,260
Transfers between funds	14,290	20,854	3,482	1,262	53,086	32,970	43,616	3,580
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(602)	(976)	(502)	(52)	(644)	(2,754)	(2,890)	(460)
Asset charges (note 3)	(24)	(30)	(10)	(2)	(30)	(50)	(66)	(8)
Adjustments to maintain reserves	15	20	13	18	10	22	17	12

Net equity transactions	21,275	29,170	6,757	1,240	53,890	45,936	53,693	6,384

Net change in contract owners’ equity	21,694	28,822	7,112	1,232	54,578	46,931	56,779	6,802
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,694	28,822	7,112	1,232	54,578	46,931	56,779	6,802

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	1,988	2,763	674	108	5,402	4,685	5,226	548
Units redeemed	(56)	(93)	(56)	(4)	(66)	(269)	(268)	(38)

Ending units	1,932	2,670	618	104	5,336	4,416	4,958	510

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Net investment income (loss)	$222	–	–	38	14	364	382	8
Realized gain (loss) on investments	(7)	3	5	10	–	1	260	4
Change in unrealized gain (loss) on investments	(119)	(590)	262	(58)	(21)	283	7	3
Reinvested capital gains	–	690	–	42	20	282	516	8

Net increase (decrease) in contract owners’ equity resulting from operations	96	103	267	32	13	930	1,165	23

Equity transactions:
Purchase payments received from contract owners (note 6)	3,896	410	839	1,272	1,422	1,994	36,922	1,284
Transfers between funds	4,058	7,784	11,264	3,346	636	36,972	14,122	1,194
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(582)	(310)	–	(564)	(700)	(1,494)	(8,222)	(272)
Asset charges (note 3)	(12)	(6)	–	(4)	(4)	(56)	(52)	(2)
Adjustments to maintain reserves	7	11	(102)	15	21	21	4	2

Net equity transactions	7,367	7,889	12,001	4,065	1,375	37,437	42,774	2,206

Net change in contract owners’ equity	7,463	7,992	12,268	4,097	1,388	38,367	43,939	2,229
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$7,463	7,992	12,268	4,097	1,388	38,367	43,939	2,229

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	765	773	1,006	425	202	3,747	4,816	239
Units redeemed	(57)	(29)	(10)	(53)	(68)	(147)	(780)	(27)

Ending units	708	744	996	372	134	3,600	4,036	212

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg	NBAMTLMat	NBAMTSocRes	NBAMTFasc	OppCapAp
Net investment income (loss)	$–	–	18	–	46	–	–	–
Realized gain (loss) on investments	–	17	52	2	(1)	50	4	36
Change in unrealized gain (loss) on investments	3	20	963	4	10	679	687	468
Reinvested capital gains	–	–	80	–	–	26	6	–

Net increase (decrease) in contract owners’ equity resulting from operations	3	37	1,113	6	55	755	697	504

Equity transactions:
Purchase payments received from contract owners (note 6)	266	3,696	4,868	416	4,420	1,756	1,194	2,652
Transfers between funds	120	3,608	11,866	142	8,220	10,668	22,292	22,596
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122)	(570)	(1,182)	(42)	(396)	(982)	(608)	(1,178)
Asset charges (note 3)	–	(8)	(30)	–	(8)	(30)	(16)	(22)
Adjustments to maintain reserves	8	23	3	14	14	18	25	25

Net equity transactions	272	6,749	15,525	530	12,250	11,430	22,887	24,073

Net change in contract owners’ equity	275	6,786	16,638	536	12,305	12,185	23,584	24,577
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$275	6,786	16,638	536	12,305	12,185	23,584	24,577

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	38	686	1,524	49	1,252	1,195	2,293	2,411
Units redeemed	(12)	(54)	(108)	(3)	(40)	(93)	(59)	(113)

Ending units	26	632	1,416	46	1,212	1,102	2,234	2,298

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

For the Period May 13, 2005 Through December 31, 2005

Investment activity:	OppHighInc	OppMSFund	OppMSSmCap	OppGlSec3	TRPBluChpGrII	TRowEqInc2	VKoreFI	VKUSRealEst
Net investment income (loss)	$–	–	–	–	16	48	152	2
Realized gain (loss) on investments	1	53	148	156	4	(9)	(14)	9
Change in unrealized gain (loss) on investments	16	1,066	173	1,065	453	(228)	(106)	754
Reinvested capital gains	–	–	–	–	–	290	30	6

Net increase (decrease) in contract owners’ equity resulting from operations	17	1,119	321	1,221	473	101	62	771

Equity transactions:
Purchase payments received from contract owners (note 6)	1,290	9,162	1,014	11,260	6,650	1,980	654	12,050
Transfers between funds	3,382	40,008	4,386	25,290	12,498	7,336	4,724	20,300
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(274)	(2,534)	(608)	(2,526)	(1,998)	(970)	(324)	(1,400)
Asset charges (note 3)	(2)	(58)	(10)	(34)	(26)	(14)	(14)	(28)
Adjustments to maintain reserves	7	19	19	3	9	13	16	10

Net equity transactions	4,403	46,597	4,801	33,993	17,133	8,345	5,056	30,932

Net change in contract owners’ equity	4,420	47,716	5,122	35,214	17,606	8,446	5,118	31,703
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$4,420	47,716	5,122	35,214	17,606	8,446	5,118	31,703

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	457	4,687	513	3,142	1,739	888	524	2,725
Units redeemed	(27)	(245)	(65)	(222)	(183)	(94)	(32)	(121)

Ending units	430	4,442	448	2,920	1,556	794	492	2,604

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company currently offers the Nationwide® Options Select flexible premium variable life insurance policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – VistaSM Fund – Class I (ACVPVista)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);

    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);

    American Century VP III – International Fund – Class III (ACVPInt3)*

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);

    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)

Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);

    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)*

    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)*

    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);

    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)

    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3)

    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)

    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)

    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)

    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)

    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);

    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)

    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes)

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);

    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

Funds of the Putnam Variable Trust (Putnam VT IB);

    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)*

    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)*

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –

        Class II (TRLimTrmBnd2)*

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

At December 31, 2005, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

The Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes. The Company may, at its sole discretion, reduce this sales loading.

For the period March 13, 2005 through December 31, 2005, total front-end sales charge deductions were $86,760.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed by liquidating units at the time of the transaction.

The Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. These charges are assessed against each contract by liquidating units.

The Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount (but not more than $42.50). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). These charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

The charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are deducted by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on variable account values.

These charges are assessed against the contract monthly by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the period May 13, 2005 through December 31, 2005, total transfers from the Account to the fixed account were $1,656.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the period May 13, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	2,758	$10.709293	$29,536	0.12%	7.09%	01/18/05

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	418	11.078867	4,631	0.12%	10.79%	01/18/05

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	178	11.088904	1,974	0.00%	10.89%	01/18/05

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01%	01/18/05

American Century VP – Value Fund – Class I
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62%	01/18/05

American Century VP – VistaSM Fund – Class I
2005	0.00%	924	11.463606	10,592	0.00%	14.64%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	260	10.156270	2,641	2.08%	1.56%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71%	01/18/05

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03%	01/18/05

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	970	10.484934	10,170	0.00%	4.85%	01/18/05

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	536	10.121073	5,425	0.00%	1.21%	01/18/05

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24%	01/18/05

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.00%	822	10.769983	8,853	0.00%	7.70%	01/18/05

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27%	01/18/05

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93%	01/18/05

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57%	01/18/05

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	42	10.767426	452	0.00%	7.67%	01/18/05

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	464	13.514321	6,271	0.67%	35.14%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10%	01/18/05

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45%	01/18/05

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	05/02/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	1,612	$12.804274	$20,640	0.01%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89%	05/02/05

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01%	01/18/05

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91%	01/18/05

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33%	01/18/05

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	790	10.861219	8,580	0.55%	8.61%	01/18/05

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29%	01/18/05

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95%	01/18/05

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	618	11.507293	7,112	0.00%	15.07%	01/18/05

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	104	11.841567	1,232	0.00%	18.42%	05/02/05

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28%	01/18/05

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27%	01/18/05

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	510	13.336908	6,802	0.06%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	708	10.540776	7,463	4.67%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	744	10.742057	7,992	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	996	12.317458	12,268	0.00%	23.17%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	372	11.012968	4,097	1.96%	10.13%	01/18/05

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	134	10.360404	1,388	2.01%	3.60%	01/18/05

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57%	01/18/05

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87%	01/18/05

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	212	10.516039	2,229	0.54%	5.16%	01/18/05

MFS® VIT SM – MFS Investors Growth Stock Series – Initial Class
2005	0.00%	26	10.582381	275	0.00%	5.82%	01/18/05

MFS® VIT SM – MFS Value Series – Initial Class
2005	0.00%	632	10.736776	6,786	0.00%	7.37%	01/18/05

Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	46	11.661977	536	0.00%	16.62%	05/02/05

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	1,212	$10.152239	$12,305	1.21%	1.52%	01/18/05

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57%	01/18/05

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57%	01/18/05

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95%	01/18/05

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	430	10.278092	4,420	0.00%	2.78%	01/18/05

Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42%	01/18/05

Oppenheimer Funds – Main Street Small Cap Fund® /VA – Initial Class
2005	0.00%	448	11.433673	5,122	0.00%	14.34%	01/18/05

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60%	05/02/05

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	794	10.636871	8,446	0.96%	6.37%	05/02/05

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	492	10.403391	5,118	3.37%	4.03%	01/18/05

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75%	01/18/05

Contract Owners’ Equity Total By Year

2005				$1,951,231

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the period from May 13, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for the period from May 13, 2005 (commencement of operations) through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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